Equity	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Equity [Abstract]
Equity
Equity
The Company paid the following dividends in fiscal 2019 and 2018:

Per Share	Total Paid	Payment Timing	Related to Fiscal Period
$0.88	$1.3 billion	Second quarter of Fiscal 2019	Second Half of 2018
$0.84	$1.2 billion	Fourth Quarter of Fiscal 2018	First Half of 2018
$0.84	$1.3 billion	Second Quarter of Fiscal 2018	Second Half of 2017
$0.78	$1.2 billion	Fourth Quarter of Fiscal 2017	First Half of 2017

During the quarter ended December 29, 2018, the Company did not purchase any of its common stock to hold as treasury shares. As of December 29, 2018, the Company had remaining authorization in place to repurchase approximately 158 million shares of common stock. The repurchase program does not have an expiration date.
As of September 29, 2018 and December 29, 2018 the Company had 100 million preferred series A shares authorized with a $0.01 par value, of which none are issued. As of September 29, 2018, the Company had 40 thousand preferred series B shares authorized with $0.01 par value, which were canceled during the quarter ended December 29, 2018.
The following tables summarize the changes in each component of accumulated other comprehensive income (loss) (AOCI) including our proportional share of equity method investee amounts:

			Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI
	Market Value Adjustments
AOCI, before tax	Investments	Cash Flow Hedges
First quarter of fiscal 2019
Balance at September 29, 2018	$24	$177	$(4,323)	$(727)	$(4,849)
Quarter Ended December 29, 2018:
Unrealized gains (losses) arising during the period	—	27	—	(16)	11
Reclassifications of realized net (gains) losses to net income	—	(39)	69	—	30
Reclassifications to retained earnings	(24)	1	—	—	(23)
Balance at December 29, 2018	$—	$166	$(4,254)	$(743)	$(4,831)

First quarter of fiscal 2018
Balance at September 30, 2017	$15	$(108)	$(4,906)	$(523)	$(5,522)
Quarter Ended December 30, 2017:
Unrealized gains (losses) arising during the period	(1)	19	—	62	80
Reclassifications of realized net (gains) losses to net income	—	20	96	—	116
Balance at December 30, 2017	$14	$(69)	$(4,810)	$(461)	$(5,326)

			Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI
	Market Value Adjustments
Tax on AOCI	Investments	Cash Flow Hedges
First quarter of fiscal 2019
Balance at September 29, 2018	$(9)	$(32)	$1,690	$103	$1,752
Quarter Ended December 29, 2018:
Unrealized gains (losses) arising during the period	—	(6)	—	(7)	(13)
Reclassifications of realized net (gains) losses to net income	—	9	(16)	—	(7)
Reclassifications to retained earnings	9	(9)	(667)	(16)	(683)
Balance at December 29, 2018	$—	$(38)	$1,007	$80	$1,049

First quarter of fiscal 2018
Balance at September 30, 2017	$(7)	$46	$1,839	$116	$1,994
Quarter Ended December 30, 2017:
Unrealized gains (losses) arising during the period	—	(13)	—	(16)	(29)
Reclassifications of realized net (gains) losses to net income	—	(8)	(35)	—	(43)
Balance at December 30, 2017	$(7)	$25	$1,804	$100	$1,922

			Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI
	Market Value Adjustments
AOCI, after tax	Investments	Cash Flow Hedges
First quarter of fiscal 2019
Balance at September 29, 2018	$15	$145	$(2,633)	$(624)	$(3,097)
Quarter Ended December 29, 2018:
Unrealized gains (losses) arising during the period	—	21	—	(23)	(2)
Reclassifications of realized net (gains) losses to net income	—	(30)	53	—	23
Reclassifications to retained earnings (1)	(15)	(8)	(667)	(16)	(706)
Balance at December 29, 2018	$—	$128	$(3,247)	$(663)	$(3,782)

First quarter of fiscal 2018
Balance at September 30, 2017	$8	$(62)	$(3,067)	$(407)	$(3,528)
Quarter Ended December 30, 2017:
Unrealized gains (losses) arising during the period	(1)	6	—	46	51
Reclassifications of realized net (gains) losses to net income	—	12	61	—	73
Balance at December 30, 2017	$7	$(44)	$(3,006)	$(361)	$(3,404)

(1)
On September 30, 2018, the Company adopted a FASB standard, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, and elected to reclassify $691 million from AOCI to retained earnings in the quarter ended December 29, 2018.

In addition, on September 30, 2018, the Company adopted a FASB standard, Recognition and Measurement of Financial Assets and Liabilities, and reclassified $24 million ($15 million after tax) of market value adjustments on investments previously recorded in AOCI to retained earnings.
Details about AOCI components reclassified to net income are as follows:

Gains/(losses) in net income:	Affected line item in the Condensed Consolidated Statements of Income:	Quarter Ended
		December 29, 2018	December 30, 2017
Cash flow hedges	Primarily revenue	$39	$(20)
Estimated tax	Income taxes	(9)	8
		30	(12)

Pension and postretirement medical expense	Costs and expenses	—	(96)
	Interest expense, net	(69)	—
Estimated tax	Income taxes	16	35
		(53)	(61)

Total reclassifications for the period		$(23)	$(73)

Equity
The Company paid the following dividends in fiscal 2018, 2017 and 2016:

Per Share	Total Paid	Payment Timing	Related to Fiscal Period
$0.84	$1.2 billion	Fourth Quarter of Fiscal 2018	First Half 2018
$0.84	$1.3 billion	Second Quarter of Fiscal 2018	Second Half 2017
$0.78	$1.2 billion	Fourth Quarter of Fiscal 2017	First Half 2017
$0.78	$1.2 billion	Second Quarter of Fiscal 2017	Second Half 2016
$0.71	$1.1 billion	Fourth Quarter of Fiscal 2016	First Half 2016
$0.71	$1.2 billion	Second Quarter of Fiscal 2016	Second Half 2015

The Company repurchased its common stock in fiscal 2018, 2017 and 2016 as follows:

Fiscal year	Shares acquired	Total paid
2018	35 million	$3.6 billion
2017	89 million	$9.4 billion
2016	74 million	$7.5 billion

On January 30, 2015, the Company’s Board of Directors increased the amount of shares that can be repurchased to 400 million shares as of that date. As of September 29, 2018, the Company had remaining authorization in place to repurchase 158 million additional shares. The repurchase program does not have an expiration date.
In fiscal 2018 and 2017 there were 100 million preferred series A shares authorized with a $0.01 par value. In March 2018, the Company’s Board of Directors authorized 40 thousand preferred series B shares with $0.01 par value. There are no shares issued under the series A or series B preferred shares.
The following table summarizes the changes in each component of AOCI including our proportional share of equity method investee amounts:

			Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI
	Market Value Adjustments
	Investments	Cash Flow Hedges
AOCI, before tax
Balance at October 3, 2015	$21	$523	$(4,002)	$(431)	$(3,889)
Unrealized gains (losses) arising during the period	23	(297)	(2,122)	(90)	(2,486)
Reclassifications of realized net (gains) losses to net income	—	(264)	265	—	1
Balance at October 1, 2016	$44	$(38)	$(5,859)	$(521)	$(6,374)
Unrealized gains (losses) arising during the period	(2)	124	521	(2)	641
Reclassifications of net (gains) losses to net income	(27)	(194)	432	—	211
Balance at September 30, 2017	$15	$(108)	$(4,906)	$(523)	$(5,522)
Unrealized gains (losses) arising during the period	9	250	203	(204)	258
Reclassifications of net (gains) losses to net income	—	35	380	—	415
Balance at September 29, 2018	$24	$177	$(4,323)	$(727)	$(4,849)

			Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI
	Market Value Adjustments
	Investments	Cash Flow Hedges
Tax on AOCI
Balance at October 3, 2015	$(8)	$(189)	$1,505	$160	$1,468
Unrealized gains (losses) arising during the period	(10)	104	801	32	927
Reclassifications of realized net (gains) losses to net income	—	98	(98)	—	—
Balance at October 1, 2016	$(18)	$13	$2,208	$192	$2,395
Unrealized gains (losses) arising during the period	1	(39)	(209)	(76)	(323)
Reclassifications of net (gains) losses to net income	10	72	(160)	—	(78)
Balance at September 30, 2017	$(7)	$46	$1,839	$116	$1,994
Unrealized gains (losses) arising during the period	(2)	(66)	(47)	(13)	(128)
Reclassifications of net (gains) losses to net income	—	(12)	(102)	—	(114)
Balance at September 29, 2018	$(9)	$(32)	$1,690	$103	$1,752

			Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI
	Market Value Adjustments
	Investments	Cash Flow Hedges
AOCI, after tax
Balance at October 3, 2015	$13	$334	$(2,497)	$(271)	$(2,421)
Unrealized gains (losses) arising during the period	13	(193)	(1,321)	(58)	(1,559)
Reclassifications of realized net (gains) losses to net income	—	(166)	167	—	1
Balance at October 1, 2016	$26	$(25)	$(3,651)	$(329)	$(3,979)
Unrealized gains (losses) arising during the period	(1)	85	312	(78)	318
Reclassifications of net (gains) losses to net income	(17)	(122)	272	—	133
Balance at September 30, 2017	$8	$(62)	$(3,067)	$(407)	$(3,528)
Unrealized gains (losses) arising during the period	7	184	156	(217)	130
Reclassifications of net (gains) losses to net income	—	23	278	—	301
Balance at September 29, 2018	$15	$145	$(2,633)	$(624)	$(3,097)

Details about AOCI components reclassified to net income are as follows:

Gains/(losses) in net income:	Affected line item in the Consolidated Statements of Income:	2018	2017	2016
Investments, net	Interest expense, net	$—	$27	$—
Estimated tax	Income taxes	—	(10)	—
		—	17	—

Cash flow hedges	Primarily revenue	(35)	194	264
Estimated tax	Income taxes	12	(72)	(98)
		(23)	122	166

Pension and postretirement medical expense	Cost and expenses	(380)	(432)	(265)
Estimated tax	Income taxes	102	160	98
		(278)	(272)	(167)

Total reclassifications for the period		$(301)	$(133)	$(1)